Related party transactions - Material transactions with related parties (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Disclosure of transactions between related parties
Sales of goods	€ 730	€ 1,488
Interest expenses	7,709	2,827
Proceeds of related-party loan	61,493	46,538
Repayments of related-party loan	12,197	2,007
Royalty	3,379	1,620
Borrowings	105,451		€ 48,554
Other current liabilities	67,392		70,435
Other non-current liabilities	6,652		6,510
Trade receivable	1,757		150
Meritz Securities Co., Ltd.
Disclosure of transactions between related parties
Interest expenses	5,224	2,209
Proceeds of related-party loan		46,538
Repayments of related-party loan	11,090
Borrowings	17,820		21,612
Other current liabilities	58,649		63,320
Fosun International Limited
Disclosure of transactions between related parties
Interest expenses	1,869
Proceeds of related-party loan	58,127
Borrowings	73,372		15,245
Other current liabilities	2,290		420
Other current assets	260		252
FPI (US) 1 LLC
Disclosure of transactions between related parties
Interest expenses	110
Proceeds of related-party loan	2,790
Borrowings	2,790
Other current liabilities	110
Fosun JoyGo (HK) Technology Limited
Disclosure of transactions between related parties
Interest expenses	2
Repayments of related-party loan	1,107
Borrowings			1,081
Other current liabilities			5
Shanghai Fosun High Technology Group Finance Co., Ltd.
Disclosure of transactions between related parties
Interest expenses		101
Proceeds of related-party loan	576
Repayments of related-party loan		2,007
Borrowings	1,429		829
Other current liabilities	3		2
Shanghai Fosun High Technology (Group) Co., Ltd.
Disclosure of transactions between related parties
Interest expenses	504	517
Borrowings	10,040		9,787
Other current liabilities	396		384
Other non-current liabilities	2,307		1,757
Shanghai Fosun Bund Property Co., Ltd.
Disclosure of transactions between related parties
Rental expenses	162	603
Other current liabilities	2,050		1,837
Handsome Corporation
Disclosure of transactions between related parties
Sales of goods	730	871
Royalty	1,503	1,550
Trade receivable	8		66
Fosun Holdings Limited
Disclosure of transactions between related parties
Other current liabilities	280		271
Baozun Hong Kong Investment Limited
Disclosure of transactions between related parties
Other service expenses	723	772
Other current liabilities	1,264		1,851
Itochu Corporation
Disclosure of transactions between related parties
Sales of goods		617
Purchase of trademarks		26,672
Royalty received in advance		4,731
Royalty	1,876	€ 70
Other non-current liabilities	4,345		4,753
Trade receivable	1,749		84
Shanghai Yu Garden Group and its subsidiaries
Disclosure of transactions between related parties
Other current liabilities	1,358		1,358
Shanghai Fosun Industry Investment Co., Ltd.
Disclosure of transactions between related parties
Other current liabilities	€ 992		€ 987